Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill
12.	Goodwill

The following table presents the movement in carrying value of goodwill:

	As of March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	6,361	Rs.	29,430	US$	540
Additions during the year		22,163		—		—
Foreign currency translation adjustment		906		(2,280)		(42)

Ending balance	Rs.	29,430	Rs.	27,150	US$	498

The Company’s goodwill is in respect of the following reporting units and segments:

Reporting Unit	As of March 31,
	2012		2013
	(In millions)
International Voice	Rs.	4,178	Rs.	4,459	US$	82
Global Data and Managed Services India		2,116		2,116		39
Content Delivery Network		668		713		13
South Africa Operations		22,468		19,862		364

Total	Rs.	29,430	Rs.	27,150	US$	498

Goodwill of Rs. 4,459 million (US$ 82 million) (fiscal 2012 Rs. 4,178 million), Rs. 2,829 million (US$ 52 million) (fiscal 2012 Rs.  2,784 million) and Rs. 19,862 million (US$ 364 million) (fiscal 2012 Rs. 22,468 million) has been assigned to Global Voice Solutions, Global Data & Managed Services and South Africa Operations respectively.

The Company performed its annual impairment test as of March 31, 2013. The Company estimated the fair values of the reporting units using an income-based approach and estimated future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology and network infrastructure.

The estimated cash flows were developed using internal forecasts. The discount rates used for the reporting units were based on historical market returns for similar industries of the reporting units.

As of March 31, 2013, the fair values of all the reporting units exceeded the carrying amounts and no impairment loss was recognized in fiscal 2013.